Related Party Transactions (Details Narrative) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Jun. 30, 2019 USD ($) Integer	Sep. 30, 2018 USD ($) Integer	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Integer	Jun. 30, 2022 USD ($)	Jul. 31, 2020 USD ($) Integer
MrSummers [Member]
Related Party Transaction [Line Items]
Loan principal amount not exceed				$ 2,000
Mr Wallach [Member]
Related Party Transaction [Line Items]
Number of loans sold | Integer		2						2
Repayment of loans		$ 375
Payments to purchase loans held-for-sale		$ 286
Proceeds from sale of loans held-for-sale						$ 254
Loans payable								$ 198
William Myrick (Member)
Related Party Transaction [Line Items]
Number of loans sold | Integer	2		2	2		2
Loans receivables			$ 394
Cash received from related party			94
Reduction in line of credit			$ 300
Repayment of loans					$ 245	$ 765
Payments to purchase loans held-for-sale				$ 141		$ 456
Proceeds from sale of loans held-for-sale	$ 254
Senior Subordinated Promissory Note [Member] | Daniel MrWallach [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate				10.00%
Debt instrument, face amount				$ 333
Repayments of debt				$ 20
CEO [Member]
Related Party Transaction [Line Items]
Number of loans sold | Integer			3
Loans receivables			$ 281
Cash received from related party			104
Reduction in line of credit			$ 177
Independent Managers [Member]
Related Party Transaction [Line Items]
Number of loans sold | Integer				1
Payments to purchase loans held-for-sale				$ 405
Notes Program from Employees, Managers, Members and Relatives of Managers and Members [Member]
Related Party Transaction [Line Items]
Notes payable, related parties				3,989
Investments in and Advances to Affiliates, at Fair Value				$ 120	$ 120
Daniel M Wallach [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							$ 1,250
Daniel M Wallach Legacy [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							250
William Myrick (Member)
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							656
Series C Preferred Units [Member]
Related Party Transaction [Line Items]
Preferred units, description				Mr. Wallach and his wife’s parents own 18.05 and 1.45 of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 6.31 of our Series C Preferred Units
One independent managers [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				1.00%
Executive vice president of operations one [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				2.00%
Executive Vice President of Sales [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage				15.30%
Myrick LOC [Member] | One Loan [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							$ 24
Receiced from loan fee percentage							5.00%
Myrick LOC [Member] | Loan [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							$ 653
Myrick LOC [Member] | Three Loan [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity							$ 138
Myrick LOC [Member] | Two Loan [Member]
Related Party Transaction [Line Items]
Debt from related party current borrowing capacity				$ 141
Receiced from loan fee percentage				5.00%
Loan Agreement [Member] | Wallach LOC [Member] | Prime plus [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate				3.00%
Loan Agreement [Member] | Myrick LOC [Member] | Prime plus [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate				3.00%